Income Taxes (Details) - Schedule of statutory federal income tax rate - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of statutory federal income tax rate [Abstract]
Income Taxes At Statutory Federal Income Tax Rate	$ (2,517,221)	$ (638,414)
Income Taxes At Statutory Federal Income Tax Rate, Percentage	21.00%	21.00%
State Taxes, Net Of Federal Income Tax Benefit	$ 6,511	$ 2,984
State Taxes, Net Of Federal Income Tax Benefit, Percentage	(0.05%)	(0.10%)
Meals & Entertainment	$ 261	$ 1,250
Meals & Entertainment, Percentage	0.00%	(0.04%)
Penalties and Fines
Penalties and Fines, Percentage	0.00%	0.00%
Return to Provision Adjustment - Permanent Items
Return to Provision Adjustment - Permanent Items, percentage	0.00%	0.00%
Deferred Only Adjustment	$ (228,539)	$ 64,018
Deferred Only Adjustment, Percentage	1.91%	(2.11%)
Change in Valuation Allowance	$ 200,791	$ 242,204
Change in Valuation Allowance, Percentage	(1.68%)	(7.97%)
Section 280E Expense Disallowance	$ 2,548,431	$ 324,745
Section 280E Expense Disallowance, Percentage	(21.26%)	(10.68%)
Other		$ 7,904
Other, Percentage	0.00%	(0.26%)
Effective tax	$ 10,235	$ 4,691
Effective tax, Percentage	(0.09%)	(0.16%)